Changes in Liabilities Attributable to Financing Activities - Summary of Changes in Liabilities Attributable to Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	$ 233,449	$ 102,593	$ 44,746
Cash flows	(115,131)	92,261	46,070
Non-cash flows:
Addition – leases	117,793	6,250	14,011
Foreign exchange adjustments	2,035	21,136	(2,328)
Other changes	15,168	11,209	94
Converted to shares	(104,108)
Balance	149,206	233,449	102,593
Liabilities to Credit Institutions
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	97,187	73,727	25,278
Cash flows	(94,908)	10,477	50,061
Non-cash flows:
Foreign exchange adjustments	773	12,056	(1,706)
Other changes	2,935	927	94
Balance	5,987	97,187	73,727
Shareholder Loans
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	106,118
Cash flows	(10,941)	87,828
Non-cash flows:
Foreign exchange adjustments	3,675	6,957
Other changes	5,256	11,333
Converted to shares	(104,108)
Balance		106,118
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	30,144	28,866	19,468
Cash flows	(9,282)	(6,044)	(3,991)
Non-cash flows:
Addition – leases	117,793	6,250	14,011
Foreign exchange adjustments	(2,413)	2,123	(622)
Other changes	6,977	(1,051)
Balance	$ 143,219	$ 30,144	$ 28,866